Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	df_SupplementTextBlock

Direxion/Wilshire Dynamic Fund
Class A (DXDWX)
Class C (DXWCX)
Institutional Class (DXDIX)

A Series of the
Direxion Funds

Supplement dated May 16, 2013
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated February 28, 2013

Effective immediately, the last sentence of the first paragraph appearing under the heading “Principal Investment Strategy” in the summary section of the Prospectus for the Direxion/Wilshire Dynamic Fund (the “Fund”) is deleted in its entirety and replaced with the following:

The Subadviser’s tactical model evaluates asset class allocations and makes relevant adjustments on at least a monthly basis, but may make adjustments as frequently as daily, which may result in a high portfolio turnover rate for the Fund.

Additionally, any references appearing in the statutory section of the Fund’s Prospectus relating to the Subadviser’s tactical model evaluating asset class allocations on a monthly basis is hereby revised to indicate that the Fund’s asset class allocations will be evaluated on at least a monthly basis, but may be adjusted as frequently as daily.

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For more information, please contact the Fund at (866) 851-0511.

Direxion/Wilshire Dynamic Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	df_SupplementTextBlock

Direxion/Wilshire Dynamic Fund
Class A (DXDWX)
Class C (DXWCX)
Institutional Class (DXDIX)

A Series of the
Direxion Funds

Supplement dated May 16, 2013
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated February 28, 2013

Effective immediately, the last sentence of the first paragraph appearing under the heading “Principal Investment Strategy” in the summary section of the Prospectus for the Direxion/Wilshire Dynamic Fund (the “Fund”) is deleted in its entirety and replaced with the following:

The Subadviser’s tactical model evaluates asset class allocations and makes relevant adjustments on at least a monthly basis, but may make adjustments as frequently as daily, which may result in a high portfolio turnover rate for the Fund.

Additionally, any references appearing in the statutory section of the Fund’s Prospectus relating to the Subadviser’s tactical model evaluating asset class allocations on a monthly basis is hereby revised to indicate that the Fund’s asset class allocations will be evaluated on at least a monthly basis, but may be adjusted as frequently as daily.

*           *           *           *           *

For more information, please contact the Fund at (866) 851-0511.